Report of the directors financial review risk report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021
Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 97,302
Financial assets, ending balance	154,219	$ 97,302		$ 97,302
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345,173
Financial assets, ending balance	284,232	345,173		345,173
Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	880,158
Financial assets, ending balance	949,726	880,158		880,158
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	75,668
Financial assets, ending balance	98,827	75,668		75,668
Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	83,136
Financial assets, ending balance	96,429	83,136		83,136
Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	83,136
Financial assets, ending balance	96,429	83,136		83,136
12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	874,925
Financial assets, ending balance	944,912	874,925		874,925
12-month expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	343,040
Financial assets, ending balance	281,943	343,040		343,040
12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	81,622
Financial assets, ending balance	95,083	81,622		81,622
Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4,934
Financial assets, ending balance	4,596	4,934		4,934
Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,094
Financial assets, ending balance	2,262	2,094		2,094
Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,514
Financial assets, ending balance	1,286	1,514		1,514
Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	262
Financial assets, ending balance	179	262		262
Lifetime expected credit losses | Credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	2	0		0
Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	60	0		0
Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	37
Financial assets, ending balance	39	37		37
Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39
Financial assets, ending balance	25	39		39
Lifetime expected credit losses | POCI | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,020,735
Financial assets, ending balance	2,085,618	2,020,735		2,020,735
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345,269
Financial assets, ending balance	284,352	345,269		345,269
Gross carrying/ nominal amount | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,676,167
Financial assets, ending balance	2,736,295	2,676,167		2,676,167
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,753,395		$ 1,750,586	1,750,586
New financial assets originated or purchased	208,664			444,194
Assets derecognised (including final repayments)	(142,886)			(338,311)
Changes to risk parameters – further lending/repayments	(24,003)			(66,752)
Assets written off	(1,280)			(2,617)
Credit-related modifications that resulted in derecognition	(2)			(125)
Foreign exchange	(83,340)			(28,632)
Other	6,156			(4,948)
Financial assets, ending balance	1,716,704	1,753,395		1,753,395
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Disposal groups classified as held for sale
Increase (decrease) in financial assets [abstract]
Other				3,000
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	880,351
Financial assets, ending balance	950,007	880,351		880,351
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	880,351
Financial assets, ending balance	950,007	880,351		880,351
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	42,421
Financial assets, ending balance	69,584	42,421		42,421
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	241,648
Financial assets, ending balance	244,451	241,648		241,648
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	347,203
Financial assets, ending balance	274,765	347,203		347,203
Gross carrying/ nominal amount | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	83,153
Financial assets, ending balance	96,481	83,153		83,153
Increase in financial assets	(10,800)
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,577,582		1,506,451	1,506,451
Transfers of financial instruments:	(31,551)			21,107
– transfers from stage 1 to stage 2	(85,624)			(159,633)
– transfers from stage 2 to stage 1	54,842			182,432
– transfers to stage 3	(1,131)			(2,345)
– transfers from stage 3	362			653
New financial assets originated or purchased	208,663			444,070
Assets derecognised (including final repayments)	(123,163)			(304,158)
Changes to risk parameters – further lending/repayments	(23,360)			(61,742)
Foreign exchange	(74,283)			(25,231)
Other	7,228			(2,915)
Financial assets, ending balance	1,541,116	1,577,582		1,577,582
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	875,016
Financial assets, ending balance	944,983	875,016		875,016
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	343,107
Financial assets, ending balance	282,006	343,107		343,107
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Other	8,900
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	81,636
Financial assets, ending balance	95,091	81,636		81,636
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	155,742		223,432	223,432
Transfers of financial instruments:	26,697			(27,863)
– transfers from stage 1 to stage 2	85,624			159,633
– transfers from stage 2 to stage 1	(54,842)			(182,432)
– transfers to stage 3	(5,059)			(6,478)
– transfers from stage 3	974			1,414
Assets derecognised (including final repayments)	(18,234)			(31,393)
Changes to risk parameters – further lending/repayments	(582)			(3,634)
Foreign exchange	(7,897)			(2,918)
Other	(615)			(1,882)
Financial assets, ending balance	155,111	155,742		155,742
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4,988
Financial assets, ending balance	4,715	4,988		4,988
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,116
Financial assets, ending balance	2,308	2,116		2,116
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,517
Financial assets, ending balance	1,311	1,517		1,517
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	19,797		20,424	20,424
Transfers of financial instruments:	4,854			6,756
– transfers to stage 3	6,190			8,823
– transfers from stage 3	(1,336)			(2,067)
Assets derecognised (including final repayments)	(1,391)			(2,750)
Changes to risk parameters – further lending/repayments	(14)			(1,268)
Assets written off	(1,270)			(2,610)
Credit-related modifications that resulted in derecognition	(2)			(125)
Foreign exchange	(1,157)			(479)
Other	(457)			(151)
Financial assets, ending balance	20,360	19,797		19,797
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	304
Financial assets, ending balance	264	304		304
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	5	0		0
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	79	0		0
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	274		279	279
New financial assets originated or purchased	1			124
Assets derecognised (including final repayments)	(98)			(10)
Changes to risk parameters – further lending/repayments	(47)			(108)
Assets written off	(10)			(7)
Foreign exchange	(3)			(4)
Financial assets, ending balance	117	274		274
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	43
Financial assets, ending balance	45	43		43
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	46
Financial assets, ending balance	33	46		46
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,200)
Foreign exchange	(600)
Financial assets, ending balance	(11,600)	(12,200)		(12,200)
ECL income statement change for the period	(1,100)
Increase in financial assets	(600)
Allowance for ECL | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,627)
Financial assets, ending balance	(11,107)	(11,627)		(11,627)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(96)
Financial assets, ending balance	(120)	(96)		(96)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,164)
Financial assets, ending balance	(11,606)	(12,164)		(12,164)
Total ECL income statement change for the period	(1,090)			928
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,068)
Financial assets, ending balance	(11,486)	(12,068)		(12,068)
Total ECL income statement change for the period	(1,068)			880
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,875)		(15,391)	(15,391)
Net remeasurement of ECL arising from transfer of stage	136			595
New financial assets originated or purchased	(224)			(553)
Assets derecognised (including final repayments)	430			1,127
Changes to risk parameters – further lending/repayments	468			1,633
Changes to risk parameters – credit quality	1,718			(2,227)
Changes to models used for ECL calculation	(45)			(49)
Assets written off	1,280			2,612
Credit-related modifications that resulted in derecognition	1
Foreign exchange	532			229
Other	82			149
Financial assets, ending balance	(11,205)	(11,875)		(11,875)
ECL income statement change for the period	(1,225)			526
Recoveries	158			409
Other	5			(111)
Total ECL income statement change for the period	(1,062)	118	706	824
Increase in financial assets	(670)
Increase relating to volume movements	674
Exchange and other movements	614
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Disposal groups classified as held for sale
Increase (decrease) in financial assets [abstract]
Other				123
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(193)
Financial assets, ending balance	(281)	(193)		(193)
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(193)
Financial assets, ending balance	(281)	(193)		(193)
Total ECL income statement change for the period	(20)			(19)
Allowance for ECL | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Allowance for ECL | Performance and other guarantees not considered for IFRS 9 | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	14			75
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(96)
Financial assets, ending balance	(120)	(96)		(96)
Total ECL income statement change for the period	(22)			48
Allowance for ECL | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(17)
Financial assets, ending balance	(52)	(17)		(17)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,557)		(2,331)	(2,331)
Transfers of financial instruments:	(362)			(1,792)
– transfers from stage 1 to stage 2	192			527
– transfers from stage 2 to stage 1	(531)			(2,279)
– transfers to stage 3	6			24
– transfers from stage 3	(29)			(64)
Net remeasurement of ECL arising from transfer of stage	304			1,225
New financial assets originated or purchased	(223)			(553)
Assets derecognised (including final repayments)	72			174
Changes to risk parameters – further lending/repayments	185			547
Changes to risk parameters – credit quality	255			1,111
Changes to models used for ECL calculation	(9)			(17)
Foreign exchange	70			26
Other	11			53
Financial assets, ending balance	(1,254)	(1,557)		(1,557)
ECL income statement change for the period	584			2,487
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(91)
Financial assets, ending balance	(71)	(91)		(91)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(67)
Financial assets, ending balance	(63)	(67)		(67)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(14)
Financial assets, ending balance	(8)	(14)		(14)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,326)		(5,403)	(5,403)
Transfers of financial instruments:	809			2,601
– transfers from stage 1 to stage 2	(192)			(527)
– transfers from stage 2 to stage 1	531			2,279
– transfers to stage 3	590			1,010
– transfers from stage 3	(120)			(161)
Net remeasurement of ECL arising from transfer of stage	(379)			(596)
Assets derecognised (including final repayments)	166			489
Changes to risk parameters – further lending/repayments	53			498
Changes to risk parameters – credit quality	(700)			(1,012)
Changes to models used for ECL calculation	(34)			(33)
Foreign exchange	154			45
Other	56			85
Financial assets, ending balance	(3,201)	(3,326)		(3,326)
ECL income statement change for the period	(894)			(654)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(54)
Financial assets, ending balance	(119)	(54)		(54)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(22)
Financial assets, ending balance	(46)	(22)		(22)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3)
Financial assets, ending balance	(25)	(3)		(3)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6,928)		(7,544)	(7,544)
Transfers of financial instruments:	(447)			(809)
– transfers to stage 3	(596)			(1,034)
– transfers from stage 3	149			225
Net remeasurement of ECL arising from transfer of stage	(61)			(34)
Assets derecognised (including final repayments)	192			458
Changes to risk parameters – further lending/repayments	227			576
Changes to risk parameters – credit quality	(1,292)			(2,354)
Changes to models used for ECL calculation	(2)			1
Assets written off	1,271			2,605
Credit-related modifications that resulted in derecognition	1
Foreign exchange	307			157
Other	25			16
Financial assets, ending balance	(6,707)	(6,928)		(6,928)
ECL income statement change for the period	(936)			(1,353)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(42)
Financial assets, ending balance	(85)	(42)		(42)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(3)	0		0
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(19)	0		0
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64)		$ (113)	(113)
New financial assets originated or purchased	(1)
Assets derecognised (including final repayments)				6
Changes to risk parameters – further lending/repayments	3			12
Changes to risk parameters – credit quality	19			28
Assets written off	9			7
Foreign exchange	1			1
Other	(10)			(5)
Financial assets, ending balance	(43)	(64)		(64)
ECL income statement change for the period	21			46
Allowance for ECL | Lifetime expected credit losses | POCI | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)
Financial assets, ending balance	(6)	(6)		(6)
Allowance for ECL | Lifetime expected credit losses | POCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7)
Financial assets, ending balance	(8)	(7)		(7)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	$ 0	$ 0		$ 0